Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Preferred Stock Previously Reported Series AA	Preferred Stock Previously Reported Series DD	Preferred Stock Series AA	Preferred Stock Series DD	Common Stock Previously Reported	Common Stock	Additional Paid In Capital Previously Reported	Additional Paid In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Balance at Dec. 31, 2022			$ 1,050	$ 10		$ 12,444		$ 40,180,669		$ (52,176,465)		$ (11,982,292)
Balance (in Shares) at Dec. 31, 2022			1,050,000	9,870		12,443,938
Issuance of common stock for services						$ 50		405				455
Issuance of common stock for services (in Shares)						50,000
Net loss										(9,813,666)		(9,813,666)
Balance at Dec. 31, 2023	$ 1,050	$ 10	$ 1,050	$ 10	$ 12,494	$ 12,494	$ 40,181,074	40,181,974	$ (61,990,131)	(61,990,131)	$ (21,795,503)	(21,795,503)
Balance (in Shares) at Dec. 31, 2023	1,050,000	9,870	1,050,000	9,870	12,493,938	12,493,938
Net loss										(1,961,020)		(1,961,020)
Balance at Mar. 31, 2024			$ 1,050	$ 10		$ 12,494		40,181,074		(63,951,151)		(23,756,523)
Balance (in Shares) at Mar. 31, 2024			1,050,000	9,870		12,493,938
Balance at Dec. 31, 2023	$ 1,050	$ 10	$ 1,050	$ 10	$ 12,494	$ 12,494	40,181,074	40,181,974	(61,990,131)	(61,990,131)	(21,795,503)	(21,795,503)
Balance (in Shares) at Dec. 31, 2023	1,050,000	9,870	1,050,000	9,870	12,493,938	12,493,938
Issuance of common stock for conversion of note					$ 45		1,756				1,801
Issuance of common stock for conversion of note (in Shares)					45,030
Net loss									(5,562,971)		(5,562,971)	(5,562,971)
Balance at Dec. 31, 2024	$ 1,050	$ 10	$ 1,050	$ 10	$ 12,539	$ 12,539	$ 40,182,830	40,182,830	$ (67,553,101)	(67,553,102)	$ (27,356,673)	(27,356,673)	[1]
Balance (in Shares) at Dec. 31, 2024	1,050,000	9,870	1,050,000	9,870	12,538,968	12,538,968
Net loss										(760,040)		(760,040)
Balance at Mar. 31, 2025			$ 1,050	$ 10		$ 12,539		$ 40,182,830		$ (68,313,141)		$ (28,116,712)
Balance (in Shares) at Mar. 31, 2025			1,050,000	9,870		12,538,968

[1]	Derived from audited information